Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 1,971	$ 1,528	$ 3,872	$ 2,538
FVOCI securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	896	644	1,843	1,123
Amortized cost securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 1,075	$ 884	$ 2,029	$ 1,415